Average Annual Total Returns - JPMorgan BetaBuilders MSCI US REIT ETF	ETF Past	ETF Life of Fund since	ETF Inception Date	ETF Return After Taxes on Distributions Past	ETF Return After Taxes on Distributions Life of Fund since	ETF Return After Taxes on Distributions and Sale of Fund Shares Past	ETF Return After Taxes on Distributions and Sale of Fund Shares Life of Fund since	MSCI US REIT INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) Past	MSCI US REIT INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) Life of Fund since	MSCI US REIT CUSTOM CAPPED INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) Past		MSCI US REIT CUSTOM CAPPED INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) Life of Fund since
Total	(7.54%)	4.92%	Jun. 15, 2018	(8.68%)	3.78%	(4.39%)	3.34%	(7.57%)	5.02%	(7.57%)	[1]	5.02%	[1]

[1]	Effective November 30, 2020, the MSCI US REIT Custom Capped Index replaced the MSCI US REIT Index as the Fund's benchmark. The index history for MSCI REIT Custom Capped Index reflects a combination of the performance of the current index and the previous index.